Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

Note 19. Quarterly Financial Data (Unaudited)

	2011 Quarter Ended (1)
	Dec. 31	Sept. 30	June 30	Mar. 31
	(In millions, except per share amounts)
Revenue	$1,003	$939	$971	$890
Gross profit	380	365	379	337
Operating income	100	79	116	100
Net income	$52	$77	$72	$78
Earnings per share:
Basic	$0.28	$0.42	$0.39	$0.42
Diluted	$0.28	$0.42	$0.39	$0.42

	2010 Quarter Ended (1)
	Dec. 31	Sept. 30	June 30	Mar. 31
	(In millions, except per share amounts)
Revenue	$935	$806	$775	$686
Gross profit	359	309	291	255
Operating income	111	107	101	69
Net income	$97	$91	$85	$56
Earnings per share:
Basic	$0.53	$0.49	$0.46	$0.30
Diluted	$0.53	$0.49	$0.46	$0.30

(1)	The Spin-off was completed on October 31, 2011, and we issued 184.6 million shares of common stock. This initial share amount is being utilized to calculate earnings per share for all periods prior to the Spin-off.